Collaborations and Licensing Arrangements - Summary of Payments Made Under the Terms of Collaboration and Licensing Arrangements (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Research And Development [Abstract]
Initial up-front and milestone payments	¥ 44,944	¥ 84,034	¥ 77,016
Acquisition of shares of collaboration and in-licensing partners	¥ 785	¥ 1,504	¥ 1,317